INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INTANGIBLE ASSETS, NET [Abstract]
2016	$ 2,296	¥ 14,872
2017	2,273	14,722
2018	2,209	14,307
2019	2,186	14,159
2020 and thereafter	21,934	142,088
Intangible assets, net	$ 30,898	¥ 200,148	¥ 3,354